Other Income and Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses, Net [Abstract]
Other Income and Expense, Net

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Research and development funding	128	106	202
Phase-out and start-up costs	(8)	(15)	(39)
Exchange gain, net	8	11	11
Patent costs, net of gain from settlement	(28)	(12)	(5)
Gain on sale of non-current assets	15	4	3
Other, net	(6)	(4)	(6)

Total	109	90	166